Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
Provision for income taxes consists of the following:

	For the Year Ended December 31,
	2022	2021
	(in thousands)
Federal tax provision:
Current	$698	$—
Deferred	—	—

Total federal tax provision	698	—
State tax provision:
Current	17	—
Deferred	—	—

Total state tax provision	17	—

Total tax provision	$715	$—

Schedule of Reconciliation between U.S. Federal Statutory Tax Rate and Effective Tax Rate
A reconciliation between the U.S. federal statutory tax and the Company’s tax provision is summarized below. The Company has changed the presentation of its rate reconciliation from percentages to dollar amounts in the current year.

	For the Year Ended December 31,
	2022	2021
	(in thousands)
Federal statutory tax	$(901)	$(20,111)
Tax credits	(13,955)	(8,940)
State taxes, net of federal tax benefit	(2,994)	(8,240)
Non-deductible expenses	875	1,331
Other	1,410	(2,401)
Change in valuation allowance	16,280	38,361

Tax provision	$715	$—

Schedule of Deferred Tax Assets and Liabilities
The principal components of the Company’s deferred tax assets and liabilities consist of the following:

	December 31,
	2022	2021
	(in thousands)
Deferred tax assets:
Net operating losses	$76,735	$100,417
R&D credits	66,761	51,705
Equity compensation	7,888	6,919
Operating lease liabilities	8,003	6,520
Accrued expense and other	1,479	2,072
Deferred revenue	314	1,189
Capitalized R&D costs	24,477	868

Total deferred tax assets	185,657	169,690

	December 31,
	2022	2021
	(in thousands)
Deferred tax liabilities:
Right-of-use assets	(5,583)	(4,252)
Depreciation	(171)	(1,541)
Other	(251)	(503)

Total deferred tax liabilities	(6,005)	(6,296)

Valuation allowance	(179,652)	(163,394)

Net deferred taxes	$—	$—

Schedule of valuance allowance	A roll forward of the valuation allowance is as follows:

Valuation Allowance
(in thousands)
Balance at December 31, 2021	$(163,394)
Utilization of net operating losses against taxable income	23,654
Increase in net deferred taxes	(39,912)

Balance at December 31, 2022	$(179,652)